Financial Instruments and Fair Value Measurements - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014
Debt and Financial Instruments [Line Items]
Sold receivables		$ 165
Cash collections (remitted to the owners of the receivables)		98
Cash and equivalents		$ 1,001
Weighted average probability		21.00%
Weighted average discount rate used in fair value estimates		8.10%
Available for sale equity securities other-than-temporary impairment charges		$ 14
Gain recognized in other (income) expense net related to reduction of contingent payment liabilities for certain milestones		97
Separation related adjustment		37
Equity income recognized from equity method investments		$ 31	$ 64
Minimum
Debt and Financial Instruments [Line Items]
Individual probability		10.00%
Maximum
Debt and Financial Instruments [Line Items]
Individual probability		80.00%
Available-for-sale debt securities cumulative unrealized gains		$ 1	1
Fair Value, Inputs, Level 2
Debt and Financial Instruments [Line Items]
Money market funds		$ 100
Onconova Therapeutics | Common Stock
Debt and Financial Instruments [Line Items]
Available for sale equity securities other-than-temporary impairment charges			$ 45
CTI BioPharma Corp. | Common Stock
Debt and Financial Instruments [Line Items]
Payments to acquire stock	$ 27
CTI BioPharma Corp. | Upfront payments to collaboration partners
Debt and Financial Instruments [Line Items]
Shares of Common stock acquired	16